Common Stock	12 Months Ended
Dec. 31, 2011
Common Stock
Common Stock

6. Common Stock

Share transactions for the year ended December 31, 2010:

(a)

On April 2, 2010, the Company cancelled 16,100,000 shares of common stock that were returned to the Company as required by the Blue Cree agreement.

(b)

On April 13, 2010, the Company issued 20,000,000 shares of common stock to the shareholders of Blue Cree.

(c)

On June 17, 2010, the Company issued 150,000 shares of common stock with a fair value of $54,000 to an investor relations consultant.

(d)

On December 30, 2010, the Company cancelled the 20,000,000 shares of common stock issued to the Blue Cree shareholders. Refer to Note 3.